REVENUE - Contract Assets and Deferred Commission Cost Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of year	$ 268	$ 276
Additions from new contracts with customers, net of terminations and renewals	190	173
Amortization of contract assets to accounts receivable / Amortization recognized on deferred commission cost assets	(205)	(181)
Balance, end of year	253	268
Current	151	171
Long-term	102	97
Deferred commission costs assets
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of year	753	488
Additions from new contracts with customers, net of terminations and renewals	711	640
Amortization of contract assets to accounts receivable / Amortization recognized on deferred commission cost assets	(514)	(375)
Balance, end of year	950	753
Current	500	417
Long-term	$ 450	$ 336